Financial Instruments and Fair Value Measurement	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT
Financial Instruments and Fair Value Measurement

4.Financial Instruments and Fair Value Measurement

The estimated fair value of our available-for-sale securities, reflected on our Consolidated Condensed Balance Sheets as Investments, is based on market quotes.  The following is a summary of available-for-sale securities, which excludes assets held in a Non-qualified Supplemental Savings Plan:

		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(in thousands)

Equity securities March 31, 2015	$64,462	$86,986	$—	$151,448
Equity securities September 30, 2014	$64,462	$157,838	$—	$222,300

On an ongoing basis we evaluate the marketable equity securities to determine if any decline in fair value below cost is other-than-temporary.  If a decline in fair value below cost is determined to be other-than-temporary, an impairment charge is recorded and a new cost basis established.  We review several factors to determine whether a loss is other-than-temporary.  These factors include, but are not limited to, (i) the length of time a security is in an unrealized loss position, (ii) the extent to which fair value is less than cost, (iii) the financial condition and near-term prospects of the issuer and (iv) our intent and ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value. The cost of securities used in determining realized gains and losses is based on the average cost basis of the security sold.

During the three months ended March 31, 2014, marketable equity available-for-sale securities with a fair value at the date of sale of $23.3 million were sold.  The gross realized gain on such sales of available-for-sale securities totaled $21.4 million.  We had no sales of marketable equity available-for-sale securities during the six months ended March 31, 2015.

The assets held in the Non-qualified Supplemental Savings Plan are carried at fair value which totaled $13.2 million at March 31, 2015 and $14.3 million at September 30, 2014.  The assets are comprised of mutual funds that are measured using Level 1 inputs.

The majority of cash equivalents are invested in highly liquid money-market mutual funds invested primarily in direct or indirect obligations of the U.S. Government.  The carrying amount of cash and cash equivalents approximates fair value due to the short maturity of those investments.

Fair value is defined as the exchange price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date.  We use the fair value hierarchy established in ASC 820-10 to measure fair value to prioritize the inputs:

•	Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

•

Level 2 — Observable inputs, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets; quoted prices for similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

•

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.  This includes pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

At March 31, 2015, our financial instruments utilizing Level 1 inputs include cash equivalents, equity securities with active markets, money market funds we have elected to classify as restricted assets that are included in other current assets and other assets.  Also included is cash denominated in a foreign currency that we have elected to classify as restricted to be used to settle the remaining liabilities of discontinued operations.  For these items, quoted current market prices are readily available.

At March 31, 2015, financial instruments utilizing level 2 inputs include a bank certificate of deposit included in other current assets.

Currently, we do not have any financial instruments utilizing Level 3 inputs.

The following table summarizes our assets measured at fair value on a recurring basis presented in our Consolidated Condensed Balance Sheet as of March 31, 2015:

		Quoted Prices
	Total	in Active	Significant
	Measure	Markets for	Other	Significant
	at	Identical	Observable	Unobservable
	Fair	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
	(in thousands)

Assets:
Cash and cash equivalents	$719,127	$719,127	$—	$—
Equity securities	151,448	151,448	—	—
Other current assets	36,340	36,090	250	—
Other assets	2,000	2,000	—	—
Total assets measured at fair value	$908,915	$908,665	$250	$—

The following information presents the supplemental fair value information about long-term fixed-rate debt at March 31, 2015 and September 30, 2014:

	March 31,	September 30,
	2015	2014
	(in millions)

Carrying value of long-term fixed-rate debt	$572.1	$79.0
Fair value of long-term fixed-rate debt	$597.2	$84.3

The fair value for the $80 million fixed-rate debt was estimated using discounted cash flows at rates reflecting current interest rates at similar maturities plus a credit spread which was estimated using the outstanding market information on debt instruments with a similar credit profile to us.  The debt was valued using a Level 2 input.

The fair value for the $500 million fixed-rate debt was based on broker quotes at March 31, 2015.  The notes are classified within Level 2 as they are not actively traded in markets.

NOTE 8 FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT

        The estimated fair value of our available-for-sale securities is primarily based on market quotes. The following is a summary of available-for-sale securities, which excludes assets held in a Non-qualified Supplemental Savings Plan:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in thousands)
Equity Securities:
September 30, 2014	$64,462	$157,838	$—	$222,300
September 30, 2013	$68,434	$237,214	$—	$305,648

        On an on-going basis, we evaluate the marketable equity securities to determine if a decline in fair value below cost is other-than-temporary. If a decline in fair value below cost is determined to be other-than-temporary, an impairment charge is recorded and a new cost basis established. We review several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, (i) the length of time a security is in an unrealized loss position, (ii) the extent to which fair value is less than cost, (iii) the financial condition and near term prospects of the issuer and (iv) our intent and ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value. The cost of securities used in determining realized gains and losses is based on the average cost basis of the security sold.

        During fiscal 2014, marketable equity available-for-sale securities with a fair value at the date of sales of $49.2 million were sold. The gross realized gain on the sales of available-for-sale securities totaled $45.2 million. During fiscal 2013, marketable equity available-for-sale securities with a fair value at the date of sale of $214.1 million were sold. The gross realized gain on such sales of available-for-sale securities totaled $153.4 million. We had no sales of marketable equity available-for-sale securities in fiscal 2012. All of the gains from available-for-sale securities are included in gain from sale of investment securities in the Consolidated Statements of Income.

        During fiscal 2013, we sold our shares in three limited partnerships that were primarily invested in international equities and carried at a cost of $9.4 million, realizing a gain of $8.8 million that is included in gain from sale of investment securities in the Consolidated Statements of Income. We no longer have any investments in limited partnerships.

        The assets held in a Non-qualified Supplemental Savings Plan are carried at fair market value which totaled $14.3 million and $10.5 million at September 30, 2014 and 2013, respectively. The assets are comprised of mutual funds that are measured using Level 1 inputs.

        The majority of cash equivalents are invested in highly-liquid money-market mutual funds invested primarily in direct or indirect obligations of the U.S. Government. The carrying amount of cash and cash equivalents approximates fair value due to the short maturity of those investments.

        The carrying value of other assets, accrued liabilities and other liabilities approximated fair value at September 30, 2014 and 2013.

        ASC 820 defines fair value as "the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date." ASC 820 establishes a fair value hierarchy to prioritize the inputs used in valuation techniques into three levels as follows:

  •
  Level 1—Observable inputs that reflect quoted prices in active markets for identical assets or liabilities in active markets.

  •
  Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

  •
  Level 3—Valuations based on inputs that are unobservable and not corroborated by market data.

        At September 30, 2014, our financial assets utilizing Level 1 inputs include cash equivalents, equity securities with active markets and money market funds we have elected to classify as restricted assets that are included in other current assets and other assets. Also included is cash denominated in a foreign currency we have elected to classify as restricted that is included in current assets of discontinued operations and limited to remaining liabilities of discontinued operations. For these items, quoted current market prices are readily available.

        At September 30, 2014, Level 2 inputs include a bank certificate of deposit, which is included in current assets.

        Currently, we do not have any financial instruments utilizing Level 3 inputs.

        The following table summarizes our assets measured at fair value on a recurring basis presented in our Consolidated Balance Sheets as of September 30, 2014:

	Total Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Assets:
Cash and cash equivalents	$360,909	$360,909	$—	$—
Investments	222,300	222,300	—	—
Other current assets	35,450	35,200	250	—
Other assets	2,000	2,000	—	—

Total assets measured at fair value	$620,659	$620,409	$250	$—

        The following information presents the supplemental fair value information about long-term fixed-rate debt at September 30, 2014 and September 30, 2013.

	September 30,
	2014 (as adjusted)	2013 (as adjusted)
	(in millions)
Carrying value of long-term fixed-rate debt	$79.0	$193.7
Fair value of long-term fixed-rate debt	$84.3	$205.4

        The fair value for fixed-rate debt was estimated using discounted cash flows at rates reflecting current interest rates at similar maturities plus credit spread which was estimated using the outstanding market information on debt instruments with a similar credit profile to us. The debt was valued using a Level 2 input.